INQQ The India Internet ETF

Schedule of Investments

May 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.3%

India — 93.8%

Communication Services —10.6%
Affle India*	70,917	$966,205
Info Edge India	38,215	2,608,260
Nazara Technologies*	57,986	487,563
		4,062,028

Consumer Discretionary —24.9%
Easy Trip Planners	864,766	434,604
FSN E-Commerce Ventures*	753,105	1,481,466
Jubilant Foodworks	235,985	1,396,607
MakeMyTrip*	36,944	2,792,597
Zomato*	1,613,242	3,462,418
		9,567,692

Energy —8.8%
Reliance Industries	98,915	3,390,102

Financials —33.6%
Angel One	43,084	1,273,506
Bajaj Finance	30,888	2,478,441
ICICI Securities	117,356	1,004,899
Indian Energy Exchange	920,409	1,688,733
Jio Financial Services*	897,821	3,703,846
One 97 Communications*	167,765	725,055
PB Fintech*	131,861	2,044,786
		12,919,266

Industrials —4.5%
IndiaMart InterMesh	39,498	1,144,038
TeamLease Services*	16,296	569,073
		1,713,111

Information Technology —11.4%
CE Info Systems	32,944	756,868
Happiest Minds Technologies	81,926	773,903
Intellect Design Arena	102,648	1,129,271
Route Mobile	37,611	665,291
Tanla Platforms	95,351	1,049,051
		4,374,384
Total India		36,026,583

Sweden — 2.2%

Information Technology —2.2%
Truecaller, Cl B	244,087	858,709

United States — 3.3%

Information Technology —3.3%
Freshworks, Cl A*	96,679	1,245,225

Description	Fair Value

Total Common Stock
(Cost $35,640,853)	$38,130,517

Total Investments in Securities- 99.3%
(Cost $35,640,853)	$38,130,517

Percentages are based on net assets of $38,406,473.

*	Non-income producing security.

Cl — Class

INQ-QH-001-0500